SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of June 30, 2022 and for the three and six months ended June 30, 2022 and 2021 for the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. The condensed consolidated balance sheet as of December 31, 2021 included herein was derived from the audited financial statements as of that date.

Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2021. The results for the interim periods are not necessarily indicative of the results for the full year.

Basis of Presentation

The accompanying audited consolidated financial statements for the years ended December 31, 2021 and 2020 for the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The Company’s unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions, balances and unrealized gains and losses have been eliminated in consolidation. The Company includes the following wholly owned subsidiaries as of June 30, 2022:

Kalera Public Ltd Co.

●	Kalera AS

●	Kalera Inc.

●	Agrico Acquisition Corp. Inc

●	Iveron Materials, Inc.

●	Vindara, Inc.

●	Kalera GmbH (Germany)

●	Kalera S.A. (Luxembourg)

●	Kalera Real Estate Holdings, LLC

●	Kalera Singapore PTE. LTD.

●	Kalera Kuwait Agricultural Company for Agricultural Contracting

●	Kalera Middle East Holding Ltd (Dubai)

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions, balances and unrealized gains and losses have been eliminated in consolidation. The Company includes the following wholly owned subsidiaries as of December 31, 2021:

Kalera Public Limited Company

●	Kalera Inc.

●	Iveron Materials, Inc.

●	Vindara, Inc.

●	Kalera GmbH (formerly known as &ever GmbH)

●	Kalera S.A.

●	Kalera Real Estate Holdings, LLC

●	Kalera Singapore PTE. LTD. (formerly known as &ever Singapore)

●	WAFRA Agriculture for Agriculture Contracting Company - SPC

●	Kalera Middle East Holding Ltd (formerly &ever Middle East Holdings Ltd)

Segment Reporting

Segment Reporting

The Company’s chief operating decision maker, or the CODM, is considered to be the Chief Operating Officer along with and supported by the Company’s Chief Executive Officer and Chief Financial Officer, together comprising the CODM. The CODM measures performance based on overall return to shareholders based on consolidated return to shareholders. The Company had one operating segment for the years ended December 31, 2021 and 2020 that is engaged in the sale and production of hydroponic lettuce and micro-greens.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with GAAP, requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may or may not differ from those estimates.

Significant items subject to such estimates and assumptions include the valuation of inventory, stock-based compensation, warrants, earnout liabilities, leases and other valuation estimates. The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the global volatility and general market disruption resulting from the global COVID-19 pandemic and geopolitical tensions, such as Russia’s recent incursion into Ukraine. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may or may not differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (ASC 606), the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, the Company applies the following five-step model: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or the company satisfies a performance obligation.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

The Company recognizes revenue through the sale of various varieties of lettuce and micro–greens, which are sold to food retail and distribution customers, generally with standard shipping terms. The Company’s revenue results from the delivery of products as the single performance obligation transferred at an agreed upon price per unit. The Company recognizes revenue for the sale of products at the point in time the performance obligation has been satisfied, which is when control of the product has transferred to the customer. Control of the product generally occurs upon shipment or delivery to the customer based on terms of the sale.

Revenue is measured as the amount of consideration the Company expects to receive in exchange for delivering products. The amount of revenue recognized is reduced for estimated returns, discounts and other customer credits. For certain contracts with distributors, customer discounts may be uncertain at the time of transfer of the product, and in those circumstances we use our historical experience, industry norms and input from customer to estimate the amount of revenue recorded. No significant element of financing is deemed present as the sales are made with a credit term of thirty (30) days, which is consistent with market practice. A trade receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, the Company applies the following five-step model: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or the company satisfies a performance obligation.

The Company recognizes revenue through the sale of various varieties of lettuce and micro–greens, which are sold to food retail and distribution customers, generally with standard shipping terms. The Company’s revenue results from the delivery of products as the single performance obligation transferred at an agreed upon price per unit. The Company recognizes revenue for the sale of products at the point in time the performance obligation has been satisfied, which is when control of the product has transferred to the customer. Control of the product generally occurs upon shipment or delivery to the customer based on terms of the sale.

Revenue is measured as the amount of consideration the Company expects to receive in exchange for delivering products. The amount of revenue recognized is reduced for estimated returns, discounts and other customer credits. No significant element of financing is deemed present as the sales are made with a credit term of thirty (30) days, which is consistent with market practice. A trade receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Leases

Leases

The Company identifies leases by evaluating its contracts to determine if the contract conveys the right to use an identified asset for a stated period of time in exchange for consideration. The Company considers whether it can control the underlying asset and has the right to obtain substantially all of the economic benefits or outputs from the asset. Leases with terms greater than twelve (12) months are classified as either operating or finance leases at the commencement date based on guidance in Accounting Standards Codification (ASC) 842, Leases. For these leases, the Company capitalizes the present value of the minimum lease payments including property taxes and other common area maintenance costs over the lease terms as a right–of–use asset with an offsetting lease liability. The discount rate used to calculate the present value of the minimum lease payments is based on an incremental borrowing rate, which approximates the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term. The lease term includes any noncancelable period for which the Company has the right to use the asset. Currently, all capitalized leases are classified as operating leases and the Company records lease expense on a straight–line basis over the term of the lease.

Leases

The Company identifies leases by evaluating its contracts to determine if the contract conveys the right to use an identified asset for a stated period of time in exchange for consideration. The Company considers whether it can control the underlying asset and has the right to obtain substantially all of the economic benefits or outputs from the asset. Leases with terms greater than twelve (12) months are classified as either operating or finance leases at the commencement date based on guidance in ASC 842, Leases. For these leases, the Company capitalizes the present value of the minimum lease payments including property taxes and other common area maintenance costs over the lease terms as a right–of–use asset with an offsetting lease liability. The discount rate used to calculate the present value of the minimum lease payments is based on an incremental borrowing rate, which approximates the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term. The lease term includes any non-cancelable period for which the Company has the right to use the asset. Currently, all capitalized leases are classified as operating leases and the Company records lease expense on a straight–line basis over the term of the lease.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers short–term investment securities with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents at December 31, 2021 and 2020 were $16,146 thousand and $113,353 thousand, respectively, of which $1,824 thousand and $6,097 thousand, respectively, was held at U.S. banks of which approximately $1,305 thousand and $4,072 thousand, respectively, was in excess of the Federal Deposit Insurance Corporation insured limit of $250 thousand per bank. The remaining balance of $14,322 thousand and $107,256 thousand, respectively was held in foreign bank accounts and was not fully insured.

Trade Receivables

Trade Receivables

Trade receivables are recognized initially at fair value less provision for expected credit losses. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer creditworthiness, and current economic trends. Based on management’s review of accounts receivable, an allowance for credit losses of $23 thousand was considered adequate at December 31, 2021. There was no allowance for doubtful accounts at December 31, 2020. Interest is typically not charged on past due invoices. Account balances are written-off after collection efforts have been made and the potential recovery is considered remote.

Inventory and Cost of Goods Sold

Inventory and Cost of Goods Sold

Inventory is stated at the lower of cost or net realizable value and is accounted for using the first–in, first–out (“FIFO”) method. Inventory costs include the costs of producing products which include direct material costs such as seeds and nutrients, salaries and wages of the employees directly involved in farming production, farming facility costs including utility costs, insurance, maintenance, and other costs directly attributed to the vertical farming process and facilities. The inventory balance at December 31, 2021 and 2020 include direct materials not yet utilized in the farming process, cost of leafy greens currently growing, and fully grown leafy greens ready for sale.

Inventory costs including shipping and handling are reflected in the cost of goods sold at the time the product is sold and recognized in sales. For any inventory that is produced but is unsold prior to spoil date or is unfit for sale, the Company writes–off that inventory in accordance with the lower of cost or net realizable value principle.

During 2021 and 2020, the Company’s facilities operated at higher capacity than was required to meet demand in order to test and condition the systems in the Company’s recently opened production facilities. As a result, cost of goods sold was in excess of net sales and included costs of leafy greens produced but not sold totaling $6,475 thousand and $1,828 thousand for the years ended December 31, 2021 and 2020, respectively.

Property, Plant and Equipment, net

Property, Plant and Equipment, net

Property, plant and equipment, net is stated at cost less accumulated depreciation. Depreciation is computed beginning on the date the asset is placed into service using the straight–line method over the lesser of the estimated useful lives. Leasehold improvements are amortized on a straight-line basis over the lesser of the useful life of the lease or the relevant lease term.

The estimated useful lives are as follows:

●	Production facilities: 15 years

●	Furniture, fittings & equipment: 5 years

●	Industrial property: 20 years

●	Vehicles: 6–10 years

Farming production facilities under construction are not depreciated until completed and ready for their intended use, at which point they are transferred to their own asset category. The Company reclassifies assets under construction, which include primarily farming production facilities, to property, plant, and equipment when the farming production facility is put into service and production begin. The Company capitalizes interest during construction of assets until construction is complete and the asset is placed in service.

Business Combinations

Business Combinations

Business combination accounting requires the acquirer to recognize, separately from goodwill, the identifiable assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree, and to measure these items generally at their acquisition date fair values. Goodwill is recorded as the residual amount by which the purchase price exceeds the fair value of the net assets acquired. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company is required to report provisional amounts in the financial statements for the items for which the accounting is incomplete.

Adjustments to provisional amounts initially recorded that are identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. During the measurement period, the Company is also required to recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date.

The measurement period ends the sooner of one year from the acquisition date or when the Company receives the information about facts and circumstances that existed as of the acquisition date or learn that more information is not obtainable.

When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing intangible assets include, but are not limited to, expected future cash flows, which include consideration of future growth rates and margins, future changes in technology and brand awareness, loyalty and position, and discount rates. Fair value estimates are based on the assumptions management believes a market participant would use in pricing the asset or liability.

Carrying Value of Long–Lived Assets

Carrying Value of Long–Lived Assets

The Company follows the provisions of ASC 350, Intangibles - Goodwill and Other, which establishes accounting standards for the impairment of long-lived assets such as intangible assets subject to amortization. Long–lived assets are reviewed annually for impairment or as events or changes in business circumstances occur, indicating that the carrying value of the asset may not be recoverable. The estimated cash flows produced by assets or asset groups, are compared to the asset carrying value to determine whether impairment exists. Such estimates involve considerable management judgment and are based upon assumptions about expected future operating performance. As a result, actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic and competitive conditions.

Maintenance and Repairs of Property and Equipment

Maintenance and Repairs of Property and Equipment.

Expenditures for maintenance and repairs are charged to expenses in the period incurred and recorded in cost of goods sold for property and equipment involved in farming operations and selling, general, and administrative for any property and equipment not used in farming operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill – Goodwill represents the excess of costs over the fair value of identifiable assets acquired and liabilities assumed in business combinations. Goodwill is not amortized but is assessed for impairment annually or more frequently if circumstances indicate potential impairment. An impairment charge is recognized when and to the extent the carrying amount of goodwill is determined to exceed its fair value.

The Company has the option to first assess qualitatively whether it is more likely than not that a reporting unit’s carrying amount exceeds its fair value. Events and circumstances that are considered in performing the qualitative assessment include macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, events affecting the reporting unit or Company as a whole.

When performing the qualitative assessment, the Company examines those factors most likely to affect each reporting unit’s fair value. If the Company concludes that it is more likely than not that the reporting unit’s fair value is less than its carrying amount (that is, a likelihood of more than 50 percent) as a result of the qualitative assessment, or, if the qualitative assessment is not elected, then a quantitative assessment is performed in its place, to determine any impairment. There was no impairment of goodwill for the years ending December 31, 2021 or 2020.

Intangible Assets – Other intangible assets are comprised of technology related to vertical farming acquired from Kalera GmbH and Kalera Middle East Holding Ltd and intellectual property related to indoor seed acquired from Vindara Inc during business acquisitions (see Note 6 for additional information on business acquisitions), and licenses and related costs incurred for exclusive access and development of patents owned by Iveron Materials, Inc. Intangible assets are recorded at historical cost and amortized on a straight-line basis beginning on the date the intangible asset is placed into service over the estimated useful lives. Impairment reviews are undertaken annually, or more frequently if events or circumstances indicate potential impairment.

Intangible assets are amortized using following useful lives:

●	Intellectual property: 10 years

●	Technology: 15 years

●	Patents, licenses and software development: 10 years

Other Non–Current Assets			Other Non–Current Assets Other non–current assets primarily consist of security deposits required for long–term operating lease agreements.
Asset Retirement Obligations

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. The Company’s asset retirement obligations are generally a result of operating lease agreements for locations which the Company has built–out farming production facilities. The lease agreements often include provisions requiring the Company to return the leased space to its original state prior to the build out of the Company’s farming production facility. These provisions result in costs to remove farming production equipment and repair the leased space prior to vacating the space. In periods subsequent to initial measurement, the Company recognizes period–to–period changes in the asset retirement obligation liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long–lived asset is depreciated over its corresponding estimated economic life.

Share Based Compensation

Share Based Compensation

The Company recognizes share based compensation expense associated with stock option awards based on an estimate of the grant date fair value of each stock option award. The Company estimates the grant date fair value of stock options granted based on the Black–Scholes model.

In valuing stock options, significant judgment is required in determining the expected life that individuals will hold their stock options prior to exercising. The expected term of stock options is derived using the simplified method to provide a reasonable basis of option grants and an estimate of future exercises during the remaining contractual period of the option. Expected volatility for stock options is based on the historical and implied volatility of the Company’s common stock. While volatility and estimated life are assumptions that do not bear the risk of change subsequent to the grant date of stock options, these assumptions may be difficult to measure as they represent future expectations based on historical experience. Further, the expected volatility and expected life may change in the future, which could substantially change the grant-date fair value of future awards of stock options and, ultimately, the expense recorded. See Note 8 for additional information on the Company’s share based compensation plans. The Company accounts for forfeitures as incurred.

The Company expenses share-based compensation for stock options using the straight-line method over the requisite service period for the entire award.

Foreign currency

Foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Assets and liabilities of consolidated subsidiaries whose functional currency is other than the U.S. dollar are translated into U.S. dollars using currency exchange rates at the balance sheet date. Revenues and expenses are translated using the average currency exchange rates during the period. Monetary balance sheet items in foreign currency are translated into the functional currency using the exchange rate at the balance sheet date. Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the statement of operations as foreign exchange (losses) gains. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive loss.

Selling, General, and Administrative Expenses

Selling, General, and Administrative Expenses

Selling, general, and administrative expenses primarily consist of costs for corporate functions, including payroll, employee benefits for corporate employees, corporate office expenses, professional fees, marketing and selling costs, and other expenses not attributed to production of products.

Income Taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more–likely–than–not.

The Company periodically reviews assumptions and estimates of the Company’s probable tax obligations and effects on its liability for any uncertain tax positions, using informed judgment which may include the use of third–party consultants, advisors and legal counsel, as well as historical experience. If a tax position does not meet the minimum statutory threshold to avoid payment of penalties and interest, the Company recognizes an expense for the amount of the interest and penalty in the period in which the Company claims or expects to claim the position on its tax return.

For financial statement purposes, the Company is allowed to elect whether to classify such charges as either income tax expense or another expense classification. Should such expense be incurred in the future, the Company will classify such interest as a component of interest expense and penalties as a component of income tax expense.

There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOL”) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, suspend the excess business loss rules, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act tax provisions.

The Company recorded an income tax benefit during the year ended December 31, 2021 due to the recognition of deferred tax benefits for intangible asset amortization associated with its acquired businesses. The Company recorded no income tax benefit or expense for the year ended December 31, 2020. The Company recorded a valuation allowance as of December 31, 2021 and 2020 on substantially all of its domestic and foreign deferred tax assets, as management does not consider it more than likely than not that the benefits from these deferred tax assets will be realized in the near term.

Net Loss Per Ordinary Share

(Loss) Earnings Per Share

Basic earnings or loss per common share amounts are calculated using the weighted average number of common shares outstanding for the period. Diluted earnings per common share amounts are calculated using the weighted average number of common shares outstanding plus the additional dilution for all potentially dilutive securities. During loss periods, diluted loss per share amounts are based on the weighted average number of common shares outstanding, because the inclusion of common stock equivalents would be antidilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Amounts classified as cash and cash equivalents, trade receivables, accounts payable and accrued expenses are considered level 1 and are measured based on quoted prices in active markets for identical assets.

Commitments and Contingencies

Commitments and Contingencies

The Company, from time to time, is involved in various legal proceedings incidental to the conduct of its business, including claims by customers, employees or former employees. Once it becomes probable that the Company will incur costs in connection with a legal proceeding and such costs can be reasonably estimated, it establishes appropriate reserves. While legal proceedings are subject to uncertainties and the outcome of any such matter is not predictable, the Company is not aware of any legal proceedings pending or threatened against it that it expects to have a material adverse effect on its financial condition, results of operations or liquidity.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents at financial institutions. The Company has not experienced any realized losses in such accounts and believes it is not exposed to any significant credit risk.

The Company’s top five customers that individually represented over ten percent of its total sales accounted for 68% and 43% of sales for year ended December 31, 2021 and 2020, respectively. The loss of any of these top five customers could have a significant impact on the Company’s sales and results of operations.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred, which are included as a component of Selling, general, and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss. Advertising expense was approximately $510 thousand and $181 thousand for the years ended December 31, 2021 and 2020, respectively.

Liquidity and Going Concern Considerations

Liquidity and Going Concern Considerations

Since inception, the Company has financed its operations primarily through the sale of shares of common stock and debt financing. The Company incurred losses during the years ended December 31, 2021 and 2020 of $40,057 thousand and $8,657 thousand, respectively, and has an accumulated deficit of $62,606 thousand at December 31, 2021. The Company expects to continue to generate operating losses and consume significant cash resources for the foreseeable future. These operating losses and accumulated deficits raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued, meaning that the Company may be unable to continue operations for the foreseeable future or realize assets and discharge liabilities in the ordinary course of operations.

The Company’s continuation as a going concern is dependent upon its ability to obtain additional operating capital, complete development of new seeds and produce, and attain profitability. The Company has implemented and continues to implement plans to fund its operations and finance its future development activities and its working capital needs.

In the first quarter of 2022, the Company executed a sale-leaseback transaction that raised approximately $8,100 thousand.). In addition, during the first quarter of 2022 the Company entered into a convertible bridge financing facility for up to $20,000 thousand with $10,000 thousand currently committed (see Note 18).

The Company also anticipates completing a merger with a special purpose acquisition company (see Note 18) by the second quarter of 2022, which would provide additional liquidity to support the Company’s ongoing operations. The Company is also in negotiations for a second sale-leaseback transaction along with raising additional debt financing with a third party lender.

If the Company continues to seek additional financing to fund its business activities in the future and there remains doubt about its ability to continue as a going concern, investors or other financing sources may be unwilling to provide additional funding on commercially reasonable terms, or at all. If the Company is unable to raise the necessary funds when needed or other strategic objectives are not achieved, it may not be able to continue its operations, or it could be required to modify its operations, which could slow future growth.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company adopted Accounting Standards Update (ASU) 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity effective January 1, 2022. This ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity and reduces the number of accounting models for convertible debt instruments and convertible preferred stock. As a result of the adoption of this ASU, the embedded conversion features associated with the Company’s convertible debt entered into during the second quarter of 2022 did not require separation from the debt instrument. Refer to Note 11 for further discussion regarding the Company’s convertible debt agreement.

No other new accounting pronouncement recently issued or newly effective had or is expected to have a material impact on the unaudited condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

Recent accounting pronouncements, other than below, issued by the Financial Accounting Standards Board (“FASB”) .the AICPA and the SEC did not or are not believed by management to have a material effect on the Company’s present or future Consolidated Financial Statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 is part of the FASB’s overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 removes certain exceptions to the general principles of ASC 740, Income Taxes, (“ASU 740”) in order to reduce the cost and complexity of its application in the areas of intra-period tax allocation, deferred tax liabilities related to outside basis differences, year-to-date losses in interim periods and other areas within ASC 740. The Company adopted ASU 2019-12 on January 1, 2021 and the adoption of ASU 2019-12 did not have a material impact on the Company’s consolidated financial statements.

Earnout Liabilities

Earnout Liabilities

The Company values earnout liabilities related to future contingent equity shares using a Monte-Corlo model. Subsequent changes in their respective fair values are recognized in earnings at each reporting date.

Reclassification		Reclassification Certain prior period amounts have been reclassified to conform with current period presentation.
Agrico Acquisition Corp [Member]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in unaudited condensed financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Prospectus which contains the audited financial statements and notes thereto included in the Form 10-K annual report filed by the Company with the SEC on April 1, 2022. The interim results for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future interim periods.

Basis of Presentation

The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of expenses during the reporting period. Making estimates requires management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2022 and December 31, 2021.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the unaudited condensed financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of March 31, 2022 and December 31, 2021, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2021 and 2020, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Net Loss Per Ordinary Share

Net Loss Per Ordinary Share

The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. Net loss per ordinary share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the periods. We have not considered the effect of the warrants sold in the Initial Public Offering and the Private Placement to purchase an aggregate of 14,437,500 of our Class A ordinary shares in the calculation of diluted loss per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods. Re-measurement associated with the Class A ordinary shares subject to possible redemption is excluded from earnings per share as the redemption value approximates fair value.

	For the three months ended March 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(304,235)	$(75,306)	$—	$—
Denominator:
Weighted-average shares outstanding including ordinary shares subject to redemption (1)	14,518,750	3,593,750	—	2,291,667
Basic and diluted net loss per share	$(0.02)	$(0.02)	$—	$—

(1)	As of March 31, 2021, excludes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.

Net Income (loss) Per Ordinary Share

The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted-average number of ordinary shares outstanding during the periods. We have not considered the effect of the warrants sold in the Initial Public Offering and the Private Placement to purchase an aggregate of 14,437,500 of our Class A ordinary shares in the calculation of diluted income (loss) per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per ordinary share is the same as basic net loss per ordinary share for the periods. Re-measurement associated with the Class A ordinary shares subject to possible redemption is excluded from earnings per share as the redemption value approximates fair value.

	For the Year ended December 31, 2021		For the period from July 31, 2020 (inception)through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$(256,068)	$(116,096)	$—	$9,672
Denominator:
Weighted-average shares outstanding including ordinary shares subject to redemption	6,881,490	3,141,695	—	—
Basic and diluted net income (loss) per share	$(0.04)	$(0.04)	$—	$—

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Company coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Company coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2024 for the Company and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2024 for the Company and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At March 31, 2022, the assets held in the Trust Account of $146,651,498 was held in marketable securities which are reported at fair market value. The Company’s portfolio of marketable securities held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, investments in money market funds that invest in U.S. government securities, cash, or a combination thereof. Gains and losses resulting from the change in fair value of these securities is included in gain on marketable securities held in Trust Account. The estimated fair values of the marketable securities held in the Trust Account are determined using available market information.

As of December 31, 2021, investment in the Company’s Trust Account consisted of $396 in cash and $146,644,279 in U.S. Treasury Securities. All of the U.S. Treasury Securities will mature on February 24, 2022. The Company classified its U.S. Treasury Securities as held-to-maturity in accordance with FASB ASC Topic 320 “Investments—Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to held until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums of discounts.

The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities at December 31, 2021 are as follows:

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities	146,644,279	897	—	146,645,176
Cash	396	—	—	396
	$146,644,675	$897	$—	146,645,572

Marketable Securities Held in Trust Account

At December 31, 2021, the assets held in the Trust Account were held in U.S. Treasury Bills with a maturity of 185 days or less and in money market funds which invest in U.S. Treasury securities.

The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry in which the investee operates.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion are included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2021 are as follows:

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities	146,644,279	897	—	146,645,176
Cash	396	—	—	396
	$146,644,675	$897	$—	$146,645,572

Offering Costs

Offering Costs

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with issuance of the Class A ordinary shares were charged against the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Offering Costs

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with issuance of the Class A ordinary shares were charged against the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for our Class A ordinary share subject to possible redemption in accordance with ASC 480. Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary share that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. Our Class A ordinary shares feature certain redemption rights that are considered to be outside of our control and subject to the occurrence of uncertain future events. Accordingly, at March 31, 2022 and December 31, 2021, 14,375,000 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of our balance sheets.

Immediately upon the closing of the Initial Public Offering, the Company recognized the re-measurement from initial book value to redemption amount, which approximates fair value. The change in the carrying value of Class A ordinary shares subject to possible redemption resulted in charges against additional paid-in capital (to the extent available), accumulated deficit, and Class A ordinary shares.

As of March 31, 2022 and December 31, 2021, the ordinary shares reflected on the balance sheets are reconciled in the following table:

Gross proceeds from IPO	$143,750,000

Less:
Proceeds allocated to Public Warrants	(5,287,763)
Offering costs related to Class A ordinary shares subject to possible redemption	(8,223,786)

Plus:
Offering costs allocated to public warrants	314,060
Re-Measurement of Class A ordinary shares to redemption amount	16,072,489

Class A ordinary shares subject to possible redemption	$146,625,000

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for our Class A ordinary share subject to possible redemption in accordance with ASC 480.Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary share that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within our control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. Our Class A ordinary shares feature certain redemption rights that are considered to be outside of our control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2021, 14,375,000 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of our balance sheet. There were no Class A ordinary shares outstanding as of December 31, 2020.

Immediately upon the closing of the Initial Public Offering, the Company recognized the re-measurement from initial book value to redemption amount, which approximates fair value. The change in the carrying value of Class A ordinary shares subject to possible redemption resulted in charges against additional paid-in capital (to the extent available), accumulated deficit, and Class A ordinary shares.

As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$143,750,000

Less:
Proceeds allocated to Public Warrants	(5,287,763)
Offering costs related to Class A ordinary shares subject to possible redemption	(8,223,786)

Plus:
Offering costs allocated to public warrants	314,060
Re-Measurement of Class A ordinary shares to redemption amount	16,072,489

Class A ordinary shares subject to possible redemption	$146,625,000